Personnel expenses - Expected turnover by equality and diversity (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Personnel expenses
Percentage of allocation of women on the Board of Directors	60.00%	50.00%	50.00%
Percentage of allocation of men on the Board of Directors	40.00%	50.00%	50.00%
Percentage of allocation of women in executive management	64.00%	50.00%	50.00%
Percentage of allocation of men in executive management	36.00%	50.00%	50.00%
Percentage of allocation of women in management positions	42.00%	36.00%	38.00%
Percentage of allocation of men in management positions	58.00%	64.00%	62.00%
Percentage of allocation of women employees in total	49.00%	48.00%	47.00%
Percentage of allocation of men employees in total	51.00%	52.00%	53.00%
Percentage of allocation of employees with foreign background	33.00%	30.00%	30.00%
Percentage of allocation of employees with Swedish background	67.00%	70.00%	70.00%
Frequency of survey (in years)	3 years	3 years	3 years